Fair Value Disclosures - Assets and Liabilities (Details) - Recurring basis - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Level 1
Financial Assets
Financial assets	$ 8.2	$ 7.6
Financial Liabilities
Financial liabilities	7.4	6.4
Level 1 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets		0.0
Level 1 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 1 | Short-term investments
Financial Assets
Financial assets	0.5	0.7
Level 1 | Cash equivalents
Financial Assets
Financial assets	0.3	0.5
Level 1 | Assets held in separate accounts
Financial Assets
Financial assets	7.4	6.4
Level 2
Financial Assets
Financial assets	50.0	52.5
Financial Liabilities
Financial liabilities	3.3	3.8
Level 2 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Level 2 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	3.2	3.2
Level 2 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.3
Level 2 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets		7.9
Level 2 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	2.1	2.5
Level 2 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	31.9	25.4
Level 2 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.2	8.5
Level 2 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 2 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 2 | Assets held in separate accounts
Financial Assets
Financial assets	3.3	3.8
Level 3
Financial Assets
Financial assets	0.0	0.0
Financial Liabilities
Financial liabilities	0.0	0.0
Level 3 | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets		0.0
Level 3 | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	0.0	0.0
Level 3 | Short-term investments
Financial Assets
Financial assets	0.0	0.0
Level 3 | Cash equivalents
Financial Assets
Financial assets	0.0	0.0
Level 3 | Assets held in separate accounts
Financial Assets
Financial assets	0.0	0.0
Total
Financial Assets
Financial assets	58.2	60.1
Financial Liabilities
Financial liabilities	10.7	10.2
Total | Fixed maturity securities | U.S. government and government agencies and authorities
Financial Assets
Financial assets	0.9	0.9
Total | Fixed maturity securities | State, municipalities and political subdivisions
Financial Assets
Financial assets	3.2	3.2
Total | Fixed maturity securities | Foreign governments
Financial Assets
Financial assets	0.4	0.3
Total | Fixed maturity securities | Asset-backed
Financial Assets
Financial assets		7.9
Total | Fixed maturity securities | Residential mortgage-backed
Financial Assets
Financial assets	2.1	2.5
Total | Fixed maturity securities | U.S. Corporate
Financial Assets
Financial assets	31.9	25.4
Total | Fixed maturity securities | Foreign Corporate
Financial Assets
Financial assets	8.2	8.5
Total | Short-term investments
Financial Assets
Financial assets	0.5	0.7
Total | Cash equivalents
Financial Assets
Financial assets	0.3	0.5
Total | Assets held in separate accounts
Financial Assets
Financial assets	$ 10.7	$ 10.2